ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of container vessels accounted for as direct financing leases	15	15
Interest costs capitalized | $	$ 0.4	$ 0.0	$ 0.0
Number of vessels with finance lease liabilities	7
Maersk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of container vessels accounted for as direct financing leases	7
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage of disposed assets		50.10%
River Box
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership percentage		49.90%
Offshore Vessels and Rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life (in years)	30 years
Other Capitalized Property Plant and Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life (in years)	25 years
Office Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, rate (in percentage)	20.00%